UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  APRIL 30, 2014

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED APRIL 30, 2014


[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA MONEY MARKET FUND
APRIL 30, 2014

                                                                      (Form N-Q)

48485-0614                                   (C)2014, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA MONEY MARKET FUND
April 30, 2014 (unaudited)

PRINCIPAL
AMOUNT                                                            COUPON OR                             VALUE
(000)         SECURITY                                        DISCOUNT RATE         MATURITY            (000)
-------------------------------------------------------------------------------------------------------------
              FIXED-RATE INSTRUMENTS (27.4%)

              ASSET MANAGEMENT & CUSTODY BANKS (0.1%)
$     4,870   Bank of New York Mellon                             1.70%            11/24/2014    $      4,906
                                                                                                 ------------
              DIVERSIFIED BANKS (16.8%)
     30,225   Bank of America Corp.                               5.45              7/15/2014          30,539
     38,625   Bank of America Corp.                               5.00              1/15/2015          39,826
     25,000   Bank of Nova Scotia                                 0.31              8/28/2014          25,000
     25,000   Bank of Nova Scotia                                 0.28              2/06/2015          25,000
     25,000   BNP Paribas S.A.                                    0.27              8/04/2014          25,000
     25,000   BNP Paribas S.A.                                    0.27              9/04/2014          25,000
     30,000   Canadian Imperial Bank of Commerce                  0.32              9/04/2014          30,000
      6,866   Citigroup, Inc.                                     5.13              5/05/2014           6,870
     25,000   DnB NOR Bank ASA                                    0.21              8/19/2014          25,000
     15,223   JPMorgan Chase & Co.                                1.88              3/20/2015          15,408
     25,000   Landesbank Hessen-Thuringen Girozentrale            0.29              5/14/2014          25,000
     30,000   Lloyds TSB Bank plc                                 0.28              5/12/2014          30,000
     25,000   Lloyds TSB Bank plc                                 0.29             10/07/2014          25,000
     25,000   Lloyds TSB Bank plc                                 0.36             12/17/2014          25,000
     25,000   Natixis                                             0.25              8/04/2014          25,000
     25,000   Natixis                                             0.35              9/03/2014          25,000
     25,000   Norinchukin Bank                                    0.21              5/13/2014          25,000
     25,000   Norinchukin Bank                                    0.21              6/09/2014          25,000
     25,000   Norinchukin Bank                                    0.21              6/18/2014          25,000
     25,000   Rabobank Nederland N.V.                             0.31              2/06/2015          25,002
     25,000   Skandinaviska Enskilda Banken AB                    0.26              6/12/2014          25,000
     30,000   Skandinaviska Enskilda Banken AB                    0.26              7/03/2014          30,000
     25,000   Skandinaviska Enskilda Banken AB                    0.38             10/17/2014          25,000
     25,000   Societe Generale                                    0.27              6/04/2014          25,000
     25,000   Standard Chartered Bank                             0.25              6/17/2014          25,000
     25,000   Standard Chartered Bank                             0.25              6/18/2014          25,000
     25,000   Sumitomo Mitsui Banking Corp.                       0.21              6/20/2014          25,000
     25,000   Sumitomo Mitsui Banking Corp.                       0.21              7/14/2014          25,000
     25,000   Sumitomo Mitsui Banking Corp.                       0.21              7/22/2014          25,000
     25,000   Swedbank AB                                         0.29              5/29/2014          25,000
     25,000   Swedbank AB                                         0.24             10/02/2014          25,000
     20,000   Wells Fargo & Co.                                   3.75             10/01/2014          20,293
     40,000   Wells Fargo & Co.                                   1.25              2/13/2015          40,288
     35,000   Wells Fargo & Co.                                   3.63              4/15/2015          36,075
                                                                                                 ------------
                                                                                                      879,301
                                                                                                 ------------
              DIVERSIFIED CAPITAL MARKETS (3.5%)
     30,000   Credit Suisse AG                                    0.25              5/15/2014          30,000
     25,000   Credit Suisse AG                                    0.25              6/05/2014          25,000
     25,000   Credit Suisse AG                                    0.32              6/26/2014          25,000
     25,000   Deutsche Bank AG                                    0.28              5/19/2014          25,000
     30,000   Deutsche Bank AG                                    0.34              6/23/2014          30,000
     25,000   UBS AG                                              0.24              8/20/2014          25,000

================================================================================

1  | USAA Money Market Fund

================================================================================

PRINCIPAL
AMOUNT                                                            COUPON OR                             VALUE
(000)         SECURITY                                        DISCOUNT RATE         MATURITY            (000)
-------------------------------------------------------------------------------------------------------------
$    25,000   UBS AG                                              0.26%             1/15/2015    $     25,000
                                                                                                 ------------
                                                                                                      185,000
                                                                                                 ------------
              GENERAL OBLIGATION (1.2%)
      8,000   Clinton County                                      1.00              6/13/2014           8,005
     16,730   Cortland Enlarged CSD                               1.00              6/27/2014          16,747
     17,024   Frontier CSD                                        1.00              7/23/2014          17,044
      7,200   Jamestown CSD                                       1.00             10/09/2014           7,217
      1,820   New Rochelle                                        1.00              3/06/2015           1,827
     11,750   Schoharie County                                    1.25             11/14/2014          11,785
                                                                                                 ------------
                                                                                                       62,625
                                                                                                 ------------
              INVESTMENT BANKING & BROKERAGE (1.5%)
      6,849   Goldman Sachs Group, Inc.                           6.00              5/01/2014           6,849
     53,961   Morgan Stanley                                      6.00              5/13/2014          54,062
     16,059   Morgan Stanley                                      4.10              1/26/2015          16,477
                                                                                                 ------------
                                                                                                       77,388
                                                                                                 ------------
              OTHER DIVERSIFIED FINANCIAL SERVICES (1.8%)
      9,260   General Electric Capital Corp.                      4.88              3/04/2015           9,617
      7,893   JPMorgan Chase & Co.                                4.65              6/01/2014           7,922
     48,936   JPMorgan Chase & Co.                                3.70              1/20/2015          50,048
     25,000   Toronto-Dominion Bank                               0.32             10/10/2014          25,001
                                                                                                 ------------
                                                                                                       92,588
                                                                                                 ------------
              REGIONAL BANKS (2.5%)
     30,000   Fifth Third Bank                                    0.35              8/05/2014          30,000
     25,000   Fifth Third Bank                                    0.35              8/13/2014          25,000
     27,175   PNC Funding Corp.                                   3.63              2/08/2015          27,853
     25,000   Union Bank, N.A.                                    0.20              6/05/2014          25,000
     25,000   Union Bank, N.A.                                    0.20              6/09/2014          25,000
                                                                                                 ------------
                                                                                                      132,853
                                                                                                 ------------
              Total Fixed-Rate Instruments (cost: $1,434,661)                                       1,434,661
                                                                                                 ------------

              COMMERCIAL PAPER (22.4%)

              APPROPRIATED DEBT (0.2%)
      6,260   San Francisco (LOC - U.S. Bank, N.A.)               0.15              7/02/2014           6,260
      6,270   San Francisco (LOC - JPMorgan Chase Bank, N.A.)     0.15              7/02/2014           6,270
                                                                                                 ------------
                                                                                                       12,530
                                                                                                 ------------
              ASSET-BACKED FINANCING (11.6%)
     25,000   Alpine Securitzation Corp. (a),(b)                  0.18              6/20/2014          24,994
     25,000   Alpine Securitzation Corp. (a),(b)                  0.21              7/17/2014          24,989
     25,000   Alpine Securitzation Corp. (a),(b)                  0.26             10/09/2014          24,971
     20,000   Barton Capital, LLC (a),(b)                         0.19              5/08/2014          19,999
     19,463   Fairway Finance Corp. (a),(b)                       0.18              8/06/2014          19,454
     25,000   Gemini Securitization Corp., LLC (a),(b)            0.23              6/13/2014          24,993
     20,000   Gemini Securitization Corp., LLC (a),(b)            0.23              6/25/2014          19,993
     25,000   Gotham Funding Corp. (a),(b)                        0.17              6/06/2014          24,996
     25,000   Govco, LLC (a),(b)                                  0.18              5/02/2014          25,000
     15,000   Govco, LLC (a),(b)                                  0.17              5/09/2014          14,999
     30,000   Govco, LLC (a),(b)                                  0.16              7/15/2014          29,990
     25,000   Hannover Funding Co., LLC (a),(b)                   0.16              5/07/2014          24,999
     25,000   Liberty Street Funding, LLC (a),(b)                 0.17              5/05/2014          24,999
     25,000   Liberty Street Funding, LLC (a),(b)                 0.18              5/15/2014          24,998
     20,000   LMA Americas, LLC (a),(b)                           0.18              6/04/2014          19,997
     25,000   LMA Americas, LLC (a),(b)                           0.22              6/27/2014          24,991

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

PRINCIPAL
AMOUNT                                                            COUPON OR                             VALUE
(000)         SECURITY                                        DISCOUNT RATE         MATURITY            (000)
-------------------------------------------------------------------------------------------------------------
$    20,000   LMA Americas, LLC (a),(b)                           0.23%            7/02/2014     $     19,992
     16,300   LMA Americas, LLC (a),(b)                           0.23             7/15/2014           16,292
     20,000   Manhattan Asset Funding Co., LLC (a),(b)            0.16             5/16/2014           19,999
     20,000   Manhattan Asset Funding Co., LLC (a),(b)            0.18             5/29/2014           19,997
     10,000   Manhattan Asset Funding Co., LLC (a),(b)            0.17             6/09/2014            9,998
     14,000   Manhattan Asset Funding Co., LLC (a),(b)            0.18             7/01/2014           13,996
     10,000   Manhattan Asset Funding Co., LLC (a),(b)            0.18             7/03/2014            9,997
     20,000   Nieuw Amsterdam Receivables Corp. (a),(b)           0.17             7/07/2014           19,994
      8,000   Nieuw Amsterdam Receivables Corp. (a),(b)           0.16             7/09/2014            7,997
     10,000   Ridgefield Funding Co., LLC (a)                     0.14             5/06/2014           10,000
     30,000   Ridgefield Funding Co., LLC (a)                     0.19             5/16/2014           29,998
     20,000   Ridgefield Funding Co., LLC (a)                     0.19             6/06/2014           19,996
     25,000   Ridgefield Funding Co., LLC (a)                     0.18             6/10/2014           24,994
     10,000   Working Capital Management Co. (a),(b)              0.17             5/23/2014            9,999
                                                                                                 ------------
                                                                                                      607,611
                                                                                                 ------------
              EDUCATION (3.0%)
     28,300   Emory Univ.                                         0.20             6/18/2014           28,300
     15,000   Johns Hopkins Univ.                                 0.30             6/18/2014           15,000
     25,000   Johns Hopkins Univ.                                 0.30             6/19/2014           25,000
     29,000   Michigan State Univ.                                0.14             7/14/2014           29,000
     25,000   Univ. of Texas System                               0.10             5/02/2014           25,000
     17,500   Univ. of Texas System                               0.12             5/02/2014           17,500
     15,150   Yale Univ.                                          0.11             5/20/2014           15,149
                                                                                                 ------------
                                                                                                      154,949
                                                                                                 ------------
              EDUCATION SERVICES (1.3%)
     10,000   American Univ.                                      0.16             5/08/2014           10,000
     10,000   American Univ.                                      0.15             6/02/2014            9,998
     10,000   American Univ.                                      0.15             6/19/2014            9,998
     10,000   American Univ.                                      0.16             7/21/2014            9,996
     10,000   American Univ.                                      0.15             8/07/2014            9,996
     20,000   Vanderbilt Univ.                                    0.19             9/12/2014           19,986
                                                                                                 ------------
                                                                                                       69,974
                                                                                                 ------------
              ELECTRIC/GAS UTILITIES (0.3%)
     13,847   South Carolina Public Service Auth.                 0.15             6/11/2014           13,847
                                                                                                 ------------
              GENERAL OBLIGATION (0.5%)
     25,000   Texas Public Finance Auth.                          0.20             5/01/2014           25,000
                                                                                                 ------------
              HEALTH CARE FACILITIES (1.6%)
     17,000   Baptist Memorial Health Care Corp.                  0.16             5/06/2014           17,000
     25,000   Baptist Memorial Health Care Corp.                  0.16             7/24/2014           25,000
     30,000   Trinity Health Corp.                                0.12             5/01/2014           30,000
     13,275   Trinity Health Corp.                                0.13             6/10/2014           13,273
                                                                                                 ------------
                                                                                                       85,273
                                                                                                 ------------
              HOSPITAL (3.9%)
     11,600   Catholic Health Initiatives                         0.17             5/05/2014           11,600
     47,600   Catholic Health Initiatives                         0.14             5/13/2014           47,598
      7,900   Catholic Health Initiatives                         0.14             5/14/2014            7,899
     40,000   Catholic Health Initiatives                         0.21             7/17/2014           39,982
     30,000   Catholic Health Initiatives                         0.19             8/12/2014           29,984
     30,000   Inova Health System Foundation                      0.10             5/05/2014           30,000
     40,000   Inova Health System Foundation                      0.12             6/05/2014           39,995
                                                                                                 ------------
                                                                                                      207,058
                                                                                                 ------------
              Total Commercial Paper (cost: $1,176,242)                                             1,176,242
                                                                                                 ------------

================================================================================

3  | USAA Money Market Fund

================================================================================

PRINCIPAL
AMOUNT                                                            COUPON OR                             VALUE
(000)         SECURITY                                        DISCOUNT RATE         MATURITY            (000)
-------------------------------------------------------------------------------------------------------------
              PUT BONDS (0.3%)

              ELECTRIC UTILITIES (0.3%)
$    15,000   Mobile IDB (cost: $15,000)                          0.45%             7/15/2034    $     15,000
                                                                                                 ------------

              VARIABLE-RATE DEMAND NOTES (46.6%)

              AGRICULTURAL PRODUCTS (1.7%)
      2,100   Dallam County IDC (LOC - Wells Fargo Bank, N.A.)    0.15              1/01/2027           2,100
     15,000   Indiana Finance Auth.                               0.16              6/01/2041          15,000
     15,000   Iowa Finance Auth.                                  0.15              6/01/2036          15,000
     20,000   Iowa Finance Auth.                                  0.15              9/01/2036          20,000
     35,000   Iowa Finance Auth.                                  0.16              6/01/2039          35,000
      3,150   Washington Economic Dev. Finance Auth.
                 (LOC - Bank of the West)                         0.19              9/01/2032           3,150
                                                                                                 ------------
                                                                                                       90,250
                                                                                                 ------------
              AIRLINES (0.7%)
     38,900   Chicago-O'Hare International Airport (LOC -
                 Bayerische Landesbank)                           0.15              5/01/2035          38,900
                                                                                                 ------------
              AIRPORT SERVICES (0.0%)
      2,000   San Antonio (LOC - Bank of America, N.A.)           0.27              4/01/2020           2,000
                                                                                                 ------------
              AIRPORT/PORT (0.1%)
      4,480   Cleveland-Cuyahoga County (LOC - FirstMerit
                 Bank, N.A.)                                      0.20              6/01/2031           4,480
                                                                                                 ------------
              ALUMINUM (0.2%)
      7,815   Hancock County (LOC - Wells Fargo Bank,
                 N.A.)                                            0.32              4/01/2028           7,815
                                                                                                 ------------
              APPAREL, ACCESSORIES & LUXURY GOODS (0.1%)
      5,270   St. Charles Parish (LOC - Federal Home Loan
                 Bank of Atlanta)                                 0.25              9/01/2024           5,270
                                                                                                 ------------
              ASSET-BACKED FINANCING (0.0%)
      2,350   Capital Markets Access Co., LLC (LOC -
                 Federal Home Loan Bank of Atlanta)               0.14              8/01/2031           2,350
                                                                                                 ------------
              AUTO PARTS & EQUIPMENT (0.3%)
      2,605   Dayton Wheel Concepts, Inc. (LOC - PNC Bank, N.A.)  0.18              5/01/2024           2,605
      1,845   Elkhart County (LOC - Fifth Third Bank)             0.26             12/01/2027           1,845
      4,665   Illinois Finance Auth. (LOC - Federal Home
                 Loan Bank of Chicago)                            0.23              7/01/2040           4,665
        800   Michigan Strategic Fund Ltd. (LOC - JPMorgan
                 Chase Bank, N.A.)                                0.52              5/01/2018             800
      3,400   Savanna (LOC - Bank of America, N.A.)               0.28              5/01/2019           3,400
      1,350   Tippecanoe County (LOC - Fifth Third Bank)          0.26             11/01/2025           1,350
                                                                                                 ------------
                                                                                                       14,665
                                                                                                 ------------
              AUTOMOBILE MANUFACTURERS (0.2%)
     11,650   Franklin IDB (LOC - Fifth Third Bank)               0.35              4/01/2030          11,650
                                                                                                 ------------

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                                                   Portfolio of Investments |  4

================================================================================

PRINCIPAL
AMOUNT                                                            COUPON OR                             VALUE
(000)         SECURITY                                        DISCOUNT RATE         MATURITY            (000)
-------------------------------------------------------------------------------------------------------------
              AUTOMOTIVE RETAIL (0.1%)
$     1,713   Kenwood Lincoln-Mercury, Inc. (LOC - PNC
                 Bank, N.A.)                                      0.18%             5/01/2015    $      1,713
      1,580   Kenwood Lincoln-Mercury, Inc. (LOC - PNC
                 Bank, N.A.)                                      0.18              3/01/2021           1,580
                                                                                                 ------------
                                                                                                        3,293
                                                                                                 ------------
              BUILDING PRODUCTS (0.7%)
      3,290   Atchison (LOC - Key Bank, N.A.)                     0.28              1/01/2033           3,290
      3,990   Cornell Iron Works, Inc. (LOC - Bank of
                 America, N.A.)                                   0.35              4/01/2019           3,990
      2,535   Delaware EDA (LOC - Key Bank, N.A.)                 0.28              4/01/2023           2,535
      3,600   Manhattan IDB (LOC - JPMorgan Chase Bank, N.A.)     0.15              4/01/2028           3,600
      5,585   Moondance Enterprises, LP (LOC - PNC Bank, N.A.)    0.16             11/01/2020           5,585
      2,700   Sheridan (LOC - PNC Bank, N.A.)                     0.17              8/01/2020           2,700
      1,800   Tazewell County IDA (LOC - PNC Bank, N.A.)          0.17              2/01/2017           1,800
      9,400   Warren County (LOC - JPMorgan Chase Bank, N.A.)     0.30             12/01/2031           9,400
      2,690   West Des Moines (LOC - Wells Fargo Bank, N.A.)      0.30              4/01/2025           2,690
                                                                                                 ------------
                                                                                                       35,590
                                                                                                 ------------
              COMMERCIAL PRINTING (0.2%)
      2,050   Blair County IDA (LOC - PNC Bank, N.A.)             0.17              9/01/2017           2,050
      1,795   Colorado Housing and Finance Auth. (LOC -
                 Wells Fargo Bank, N.A.)                          0.33              5/01/2027           1,795
      2,485   Fairway, LLC (LOC - Federal Home Loan Bank
                 of San Francisco)                                0.14             12/01/2023           2,485
      1,820   John E. Staten Properties, Inc. (LOC - PNC
                 Bank, N.A.)                                      0.18             10/01/2021           1,820
      1,500   Summit County Port Auth. (LOC - Key Bank, N.A.)     0.28              7/01/2023           1,500
                                                                                                 ------------
                                                                                                        9,650
                                                                                                 ------------
              COMMUNITY SERVICE (0.9%)
     11,600   Jackson County IDA (LOC - Commerce Bank, N.A.)      0.17              7/01/2025          11,600
      2,830   Rhode Island Health and Educational Building
                 Corp. (LOC - RBS Citizens, N.A.)                 0.40             12/01/2036           2,830
      6,705   Toledo Lucas County Port Auth. (LOC - Fifth
                 Third Bank)                                      0.19              9/01/2019           6,705
      8,230   Village of Morton Grove (LOC - Bank of
                 America, N.A.)                                   0.14             12/01/2041           8,230
     16,305   Wisconsin Public Finance Auth. (LOC - Fifth
                 Third Bank)                                      0.15              2/01/2042          16,305
                                                                                                 ------------
                                                                                                       45,670
                                                                                                 ------------
              CONSTRUCTION & ENGINEERING (0.4%)
     17,250   Boland Holdings, LLC (LOC - PNC Bank, N.A.)         0.14             12/01/2039          17,250
        900   Mississippi Business Finance Corp. (LOC -
                 Capital One, N.A.)                               0.53             10/01/2022             900
                                                                                                 ------------
                                                                                                       18,150
                                                                                                 ------------
              CONSTRUCTION MATERIALS (0.2%)
      1,855   Franklin IDB (LOC - Federal Home Loan Bank of
                 Chicago)                                         0.21              7/01/2032           1,855

================================================================================

5  | USAA Money Market Fund

================================================================================

PRINCIPAL
AMOUNT                                                            COUPON OR                             VALUE
(000)         SECURITY                                        DISCOUNT RATE         MATURITY            (000)
-------------------------------------------------------------------------------------------------------------
$     8,900   Paulding County (LOC - Bayerische
                 Landesbank)                                      0.27%             8/01/2026    $      8,900
                                                                                                 ------------
                                                                                                       10,755
                                                                                                 ------------
              DISTILLERS & VINTNERS (0.0%)
      2,000   Kentucky Rural EDA (LOC - PNC Bank, N.A.)           0.17             10/01/2016           2,000
                                                                                                 ------------

              DISTRIBUTORS (0.3%)
     15,710   Bhavnani, LLC (LOC - U.S. Bank, N.A.)               0.19              5/01/2038          15,710
                                                                                                 ------------

              DIVERSIFIED CHEMICALS (0.1%)
      6,500   Port of Port Arthur Navigation District             0.26              4/01/2033           6,500
                                                                                                 ------------
              DIVERSIFIED REAL ESTATE ACTIVITIES (4.2%)
      7,000   Fiore Capital, LLC (LOC - Harris Bank, N.A.)        0.15              8/01/2045           7,000
      6,150   Fiore Capital, LLC (LOC - Harris Bank, N.A.)        0.15              8/01/2045           6,150
     16,065   Kansas City Tax Financing Commission (LOC -
                 Key Bank, N.A.)                                  0.20              6/01/2024          16,065
     47,085   New York City Housing Dev. Corp. (LOC -
                 Landesbank Hessen-Thuringen)                     0.12              6/01/2039          47,085
     58,400   New York Housing Finance Agency (LOC -
                 Landesbank Hessen-Thuringen)                     0.11              5/01/2042          58,400
     14,900   NPJ Properties, LP (LOC - Manufacturers &
                 Traders Trust Co.) (a)                           0.50              2/01/2027          14,900
     28,965   Paca-Pratt Associates, Inc. (LOC -
                 Manufacturers & Traders Trust Co.)               0.50              1/01/2038          28,965
      7,798   Pinnacle Properties Dev. Group, LLC (LOC -
                 Federal Home Loan Bank of Cincinnati)            0.14              6/15/2041           7,798
      4,900   Rio Bravo, LLC (LOC - Wells Fargo Bank, N.A.)       0.20             12/01/2033           4,900
     10,900   Scion Real Estate Investments, LLC (LOC - Fifth
                 Third Bank)                                      0.30              1/02/2048          10,900
      3,900   Stice-Hill Holding, LC (LOC - Hancock Bank of
                 Louisiana)                                       1.50             12/01/2023           3,900
     13,435   Stobro Co., LP (LOC - Federal Home Loan Bank
                 of Pittsburgh)                                   0.18              1/01/2032          13,435
                                                                                                 ------------
                                                                                                      219,498
                                                                                                 ------------
              EDUCATION (2.0%)
     17,045   Amherst IDA (LOC - Manufacturers & Traders
                 Trust Co.)                                       0.17             10/01/2031          17,045
      7,215   Colorado Educational and Cultural Facilities
                 Auth. (LOC - Fifth Third Bank)                   0.17              1/01/2029           7,215
     10,000   Massachusetts Dev. Finance Agency (LOC -
                 RBS Citizens, N.A.)                              0.40              7/01/2043          10,000
      1,440   Minnesota Higher Education Facilities Auth.
                 (LOC - U.S. Bank, N.A.)                          0.14              4/01/2027           1,440
      8,040   Missouri Health and Educational Facilities Auth.
                 (LOC - Fifth Third Bank)                         0.15              7/15/2037           8,040
      3,860   Nebraska Elementary and Secondary School
                 Finance Auth. (LOC - Fifth Third Bank)           0.15              9/01/2029           3,860
      2,410   New York City IDA (LOC - JPMorgan Chase
                 Bank, N.A.)                                      0.15             12/01/2034           2,410
     20,000   New York City IDA (LOC - Key Bank, N.A.)            0.19              7/01/2038          20,000
      9,325   Ohio Higher Education Facility (LOC - Fifth Third
                 Bank)                                            0.22              9/01/2030           9,325
      3,650   Rockland County IDA (LOC - TD Bank, N.A.)           0.12              5/01/2034           3,650
      9,395   Summit County Port Auth. (LOC - Fifth Third
                 Bank)                                            0.17              8/01/2030           9,395
     10,390   Washington Higher Education Facilities Auth.        0.17             10/01/2031          10,390
                                                                                                 ------------
                                                                                                      102,770
                                                                                                 ------------

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

PRINCIPAL
AMOUNT                                                            COUPON OR                             VALUE
(000)         SECURITY                                        DISCOUNT RATE         MATURITY            (000)
-------------------------------------------------------------------------------------------------------------
              EDUCATION SERVICES (1.1%)
$     7,328   Cornerstone Funding Corp. I (LOC - TD Bank, N.A.)   1.12%             1/01/2025     $     7,328
      1,655   Educational Management Corp. (LOC - Old
                 National Bank)                                   0.20              5/01/2023           1,655
      7,150   Frisch School (LOC - Santander Bank, N.A.)          1.29              5/01/2036           7,150
      2,838   Indian Creek Christian Church, Inc. (LOC - Fifth
                 Third Bank)                                      0.30              1/01/2056           2,838
      4,000   Lexington-Fayette Urban County Government
                 (LOC - Fifth Third Bank)                         0.22              1/01/2033           4,000
     13,540   Massachusetts Health & Educational Facilities
                 Auth. (LOC - Bank of America, N.A.)              0.13             10/01/2034          13,540
     13,700   New Jersey EDA (LOC - Santander Bank, N.A.)         1.32              5/01/2036          13,700
      5,600   Rhode Island EDC (LOC - RBS Citizens, N.A.)         0.40              3/01/2038           5,600
        110   Saddleback Valley Community Church (LOC -
                 Federal Home Loan Bank of San Francisco)         0.14             11/01/2038             110
      2,755   Summit County Day School (LOC - U.S. Bank, N.A.)    0.30              2/01/2019           2,755
                                                                                                  -----------
                                                                                                       58,676
                                                                                                  -----------

              ELECTRIC UTILITIES (7.7%)
     19,500   Appling County Dev. Auth.                           0.11             12/01/2018          19,500
     39,900   Appling County Dev. Auth.                           0.10              9/01/2041          39,900
     11,600   Burke County Dev. Auth.                             0.08              7/01/2049          11,600
      6,000   Dade County IDA                                     0.09              6/01/2021           6,000
     33,100   Escambia County                                     0.11              4/01/2039          33,100
     38,300   Garfield County Industrial Auth.                    0.19              1/01/2025          38,300
      4,800   Heard County Dev. Auth.                             0.11             12/01/2037           4,800
      5,000   Indiana Dev. Finance Auth.                          0.42             12/01/2038           5,000
      2,730   Jackson County                                      0.11              7/01/2022           2,730
     22,000   Martin County                                       0.11              7/15/2022          22,000
     15,000   Miami-Dade County IDA                               0.09              2/01/2023          15,000
     10,600   Mississippi Business Finance Corp.                  0.11              7/01/2025          10,600
      9,400   Mississippi Business Finance Corp.                  0.12             12/01/2027           9,400
     13,520   Mississippi Business Finance Corp.                  0.11              5/01/2028          13,520
      7,250   Mobile IDB                                          0.11              9/01/2031           7,250
     20,000   Muskogee Industrial Trust                           0.12              6/01/2027          20,000
     10,000   Platte County (NBGA)                                0.08              7/01/2014          10,000
     20,800   Putnam County IDA                                   0.09              4/01/2032          20,800
     30,000   St. Lucie County                                    0.09              5/01/2024          30,000
     86,400   St. Lucie County                                    0.09              9/01/2028          86,400
                                                                                                  -----------
                                                                                                      405,900
                                                                                                  -----------
              ELECTRIC/GAS UTILITIES (0.6%)
     10,000   Chatom IDB (NBGA)                                   0.27              8/01/2041          10,000
     22,700   Long Island Power Auth. (LOC - Bayerische
                 Landesbank)                                      0.11              5/01/2033          22,700
                                                                                                  -----------
                                                                                                       32,700
                                                                                                  -----------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.0%)
      1,000   Colorado Housing and Finance Auth. (LOC -
                 Wells Fargo Bank, N.A.)                          0.33              8/01/2030           1,000
      1,060   Colorado Housing and Finance Auth. (LOC -
                 Wells Fargo Bank, N.A.)                          0.33             10/01/2032           1,060
                                                                                                  -----------
                                                                                                        2,060
                                                                                                  -----------
              ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
      5,115   Putnam County IDA (LOC - RBS Citizens, N.A.)        0.53              7/01/2032           5,115
                                                                                                  -----------

================================================================================

7  | USAA Money Market Fund

================================================================================

PRINCIPAL
AMOUNT                                                            COUPON OR                             VALUE
(000)         SECURITY                                        DISCOUNT RATE         MATURITY            (000)
-------------------------------------------------------------------------------------------------------------
              FOOD DISTRIBUTORS (0.1%)
$     1,500   Alameda County IDA (LOC - Comerica Bank, N.A.)      0.24%            12/01/2040     $     1,500
      4,202   CCO, LLC (LOC - Fifth Third Bank)                   0.35              9/01/2024           4,202
                                                                                                  -----------
                                                                                                        5,702
                                                                                                  -----------
              FOOD RETAIL (0.1%)
      7,380   Saubels Market, Inc. (LOC - Fulton Bank)            1.20              5/01/2034           7,380
                                                                                                  -----------
              FOREST PRODUCTS (0.1%)
      4,800   Rex Lumber, LLC (LOC - Federal Home Loan
                 Bank of Dallas)                                  0.14              2/01/2022           4,800
                                                                                                  -----------
              GENERAL MERCHANDISE STORES (0.1%)
      5,580   Marion EDA (LOC - Key Bank, N.A.)                   0.25              2/01/2035           5,580
                                                                                                  -----------
              GENERAL OBLIGATION (1.9%)
      7,500   Bridgeview (LOC - Harris Bank, N.A.)                0.17             12/01/2038           7,500
     11,090   Covington (LOC - U.S. Bank, N.A.)                   0.30             12/01/2029          11,090
      8,325   Michigan Charter Township of Commerce
                 (LOC - Comerica Bank, N.A.)                      0.20             10/01/2018           8,325
     34,645   Michigan Charter Township of Commerce
                 (LOC - Federal Home Loan Bank of Boston)         0.14             10/01/2034          34,645
     38,600   New York City (LOC - KBC Bank N.V.)                 0.08              8/01/2038          38,600
                                                                                                  -----------
                                                                                                      100,160
                                                                                                  -----------
              HEALTH CARE FACILITIES (3.9%)
      5,360   Alexandria IDA (LOC - Bank of America, N.A.)        0.15              7/01/2030           5,360
     11,370   Bronson Lifestyle Improvement & Research
                 Center (LOC - Fifth Third Bank)                  0.23              9/01/2030          11,370
        550   Columbia County Capital Resource Corp.
                 (LOC - HSBC Bank USA)                            0.17              7/01/2015             550
      2,155   Columbia County IDA (LOC - HSBC Bank USA)           0.17              7/01/2027           2,155
      2,885   Community Behavioral Healthcare Cooperative
                 of Pennsylvania (LOC - Fulton Bank)              1.20              9/01/2027           2,885
      2,965   Crozer Keystone Health System (LOC - TD
                 Bank, N.A.)                                      0.25             12/15/2021           2,965
        995   District of Columbia (LOC - Manufacturers &
                 Traders Trust Co.)                               0.50              7/01/2032             995
      3,975   Dunn Nursing Home, Inc. (LOC - Federal Home
                 Loan Bank of Atlanta)                            0.14              2/01/2024           3,975
      7,465   Genoa Medical Dev., LLC (LOC - Fifth Third
                 Bank)                                            0.30             12/01/2045           7,465
      8,325   Healthcare Network Properties, LLC (LOC -
                 PNC Bank, N.A.)                                  0.12              1/01/2029           8,325
      4,640   Heart Property, LLC (LOC - PNC Bank, N.A.)          0.16              7/01/2026           4,640
      5,065   IHA Capital Dev., LLC (LOC - Fifth Third Bank)      0.30              6/01/2053           5,065
      1,740   Labcon North America (LOC - Bank of the West)       0.22              1/01/2040           1,740
      4,455   Louisiana Public Facilities Auth. (LOC - Capital
                 One, N.A.)                                       0.70              7/01/2028           4,455
      3,915   MCE MOB IV, LP (LOC - PNC Bank, N.A.)               0.14              8/01/2022           3,915
      3,550   Medical Center of Athens (LOC - Federal Home
                 Loan Bank of Atlanta)                            0.20              9/01/2032           3,550
      7,285   Medical Properties Investment Co. (LOC - Fifth
                 Third Bank)                                      0.30             11/01/2035           7,285
      7,710   MediLucent MOB I, LP (LOC - PNC Bank, N.A.)         0.14              8/01/2030           7,710
     12,515   MMC Corp. (LOC - JPMorgan Chase Bank, N.A.)         0.40             11/01/2035          12,515
     11,445   New Tristate Ventures, LLC
                 (LOC - Fifth Third Bank)                         0.30              5/01/2026          11,445

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

PRINCIPAL
AMOUNT                                                            COUPON OR                             VALUE
(000)         SECURITY                                        DISCOUNT RATE         MATURITY            (000)
-------------------------------------------------------------------------------------------------------------
$     3,130   Ohio Presbyterian Retirement Services (LOC -
                 PNC Bank, N.A.)                                  0.16%             7/01/2033     $     3,130
      4,160   Onondaga County IDA (LOC - HSBC Bank USA)           0.16              1/01/2023           4,160
     19,760   OSF Finance Co., LLC (LOC - PNC Bank, N.A.)         0.12             12/01/2037          19,760
     23,695   Premier Senior Living, LLC (LOC - Wells Fargo
                 Bank, N.A.)                                      0.14              8/01/2037          23,695
      2,610   Premier Senior Living, LLC (LOC - Wells Fargo
                 Bank, N.A.)                                      0.14              8/01/2037           2,610
      2,585   Premier Senior Living, LLC (LOC - Wells Fargo
                 Bank, N.A.)                                      0.14              8/01/2037           2,585
      6,805   Premier Senior Living, LLC (LOC - Wells Fargo
                 Bank, N.A.)                                      0.14              8/01/2037           6,805
      4,740   Premier Senior Living, LLC (LOC - Wells Fargo
                 Bank, N.A.)                                      0.14              8/01/2037           4,740
      3,065   Premier Senior Living, LLC (LOC - Wells Fargo
                 Bank, N.A.)                                      0.14              8/01/2037           3,065
      3,940   Premier Senior Living, LLC (LOC - Wells Fargo
                 Bank, N.A.)                                      0.14              8/01/2037           3,940
      2,200   Premier Senior Living, LLC (LOC - Wells Fargo
                 Bank, N.A.)                                      0.14              8/01/2037           2,200
      5,655   Sawmill Creek Lodge Co. (LOC - Fifth Third
                 Bank)                                            0.35             10/01/2026           5,655
      3,055   Syracuse IDA (LOC - HSBC Bank USA)                  0.16              1/01/2023           3,055
      5,775   Wisconsin Health and Educational Facilities
                 Auth. (LOC - KBC Bank N.V.)                      0.28              3/01/2038           5,775
      3,400   Woodbury County (LOC - Wells Fargo Bank, N.A.)      0.20             12/01/2014           3,400
                                                                                                  -----------
                                                                                                      202,940
                                                                                                  -----------
              HEALTH CARE SERVICES (0.3%)
      7,355   Central Ohio Medical Textiles (LOC - PNC Bank,
                 N.A.)                                            0.14              3/01/2023           7,355
      6,420   Kaneville Road Joint Venture (LOC - Federal
                 Home Loan Bank of Chicago)                       0.14             11/01/2032           6,420
                                                                                                  -----------
                                                                                                       13,775
                                                                                                  -----------
              HEALTH MISCELLANEOUS (0.1%)
      2,060   Kent Hospital Finance Auth. (LOC - Fifth Third
                 Bank)                                            0.22             10/01/2041           2,060
      4,235   Michigan Strategic Fund Ltd. (LOC - Fifth Third
                 Bank)                                            0.22              8/01/2023           4,235
                                                                                                  -----------
                                                                                                        6,295
                                                                                                  -----------
              HOME FURNISHINGS (0.2%)
      3,560   Caddo Parish IDB (LOC - Capital One, N.A.)          0.26              7/01/2024           3,560
      2,000   Fulton County Dev. Auth. (LOC - Wells Fargo
                 Bank, N.A.)                                      0.25              6/01/2027           2,000
      2,300   Jasper County IDA (LOC - JPMorgan Chase
                 Bank, N.A.)                                      0.24              8/01/2016           2,300
      2,050   Walton County Industrial Building Auth.
                 (LOC - Wells Fargo Bank, N.A.)                   0.25             10/01/2017           2,050
                                                                                                  -----------
                                                                                                        9,910
                                                                                                  -----------
              HOME IMPROVEMENT RETAIL (0.1%)
      6,350   Brookhaven IDA (LOC - Capital One, N.A.)            0.42              1/01/2025           6,350
                                                                                                  -----------
              HOSPITAL (1.2%)
      3,505   Albany IDA (LOC - RBS Citizens, N.A.)               0.98              5/01/2035           3,505
      2,700   Fayette County (LOC - PNC Bank, N.A.)               0.18              8/01/2023           2,700

================================================================================

9  | USAA Money Market Fund

================================================================================

PRINCIPAL
AMOUNT                                                            COUPON OR                             VALUE
(000)         SECURITY                                        DISCOUNT RATE         MATURITY            (000)
-------------------------------------------------------------------------------------------------------------
$     2,780   Johnson City Health and Educational Facilities
                 Board (LOC - U.S. Bank, N.A.)                    0.13%             7/01/2033     $     2,780
     12,845   Massachusetts Health and Educational Facilities
                 Auth. (LOC - Wells Fargo Bank, N.A.)             0.06              7/01/2039          12,845
      7,500   Michigan Hospital Finance Auth. (LOC - Fifth
                 Third Bank)                                      0.22             12/01/2032           7,500
      7,500   Michigan Hospital Finance Auth. (LOC - Fifth
                 Third Bank)                                      0.22             12/01/2032           7,500
      6,445   Mountain States Health Alliance (LOC - Mizuho
                 Corporate Bank Ltd.)                             0.13              7/01/2026           6,445
      9,265   Nassau Health Care Corp. (LOC - JPMorgan
                 Chase Bank, N.A.)                                0.14              8/01/2022           9,265
      8,810   West Virginia State Hospital Finance Auth.
                 (LOC - Fifth Third Bank)                         0.22             10/01/2033           8,810
                                                                                                  -----------
                                                                                                       61,350
                                                                                                  -----------
              HOTELS, RESORTS & CRUISE LINES (0.4%)
      2,810   Connecticut Dev. Auth. (LOC - TD Bank, N.A.)        0.20             12/01/2028           2,810
      1,930   Doghouse Properties, LLC (LOC - Federal
                 Home Loan Bank of Atlanta)                       0.20              5/01/2027           1,930
     10,765   Forward Corp. (LOC - Fifth Third Bank)              0.30             12/01/2030          10,765
      3,500   Massachusetts Port Auth. (LOC - Royal Bank of
                 Scotland plc) (a)                                0.85              3/01/2018           3,500
                                                                                                  -----------
                                                                                                       19,005
                                                                                                  -----------
              INDUSTRIAL MACHINERY (0.2%)
      3,415   AL-FE Heat Treating, Inc. (LOC - PNC Bank, N.A.)    0.16              5/01/2021           3,415
      3,530   Fulton County Dev. Auth. (LOC - Federal Home
                 Loan Bank of Atlanta)                            0.20              5/01/2030           3,530
      2,075   Lynchburg IDA (LOC - PNC Bank, N.A.)                0.17              3/01/2029           2,075
        720   Michigan Strategic Fund Ltd. (LOC - Fifth Third
                 Bank)                                            0.26              3/01/2023             720
      1,930   Trumbull County (LOC - Key Bank, N.A.)              0.28              4/01/2017           1,930
                                                                                                  -----------
                                                                                                       11,670
                                                                                                  -----------
              INTEGRATED OIL & GAS (0.5%)
     20,000   Calhoun County Navigation IDA                       0.15              1/01/2024          20,000
      6,505   California Municipal Finance Auth.                  0.06             12/01/2029           6,505
                                                                                                  -----------
                                                                                                       26,505
                                                                                                  -----------
              INTEGRATED TELECOMMUNICATION SERVICES (0.1%)
      5,700   South Central Communications Corp. (LOC -
                 Fifth Third Bank)                                0.30              4/01/2018           5,700
                                                                                                  -----------
              LEISURE FACILITIES (0.3%)
      4,915   Cattail Creek Country Club, Inc. (LOC -
                 Manufacturers & Traders Trust Co.)               0.50              3/01/2031           4,915
      9,400   Turfway Park, LLC (LOC - Bank of America, N.A.)     0.46              7/01/2022           9,400
                                                                                                  -----------
                                                                                                       14,315
                                                                                                  -----------
              LEISURE PRODUCTS (0.1%)
      5,715   Charter Lakes Capital, LLC (LOC - U.S. Bank, N.A.)  0.20             10/01/2046           5,715
      1,840   Rhode Island Industrial Facilities Corp. (LOC -
                 TD Bank, N.A.)                                   0.19              2/01/2021           1,840
                                                                                                  -----------
                                                                                                        7,555
                                                                                                  -----------

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

PRINCIPAL
AMOUNT                                                            COUPON OR                             VALUE
(000)         SECURITY                                        DISCOUNT RATE         MATURITY            (000)
-------------------------------------------------------------------------------------------------------------
              LIFE & HEALTH INSURANCE (0.7%)
$     5,090   Larry L. Henry 2013 Family Trust (LOC - Wells
                 Fargo Bank, N.A.)                                0.14%            11/01/2033     $     5,090
      3,950   Lavonia O. Frick Family Trust (LOC - Wells
                 Fargo Bank, N.A.)                                0.14              8/01/2028           3,950
     13,355   Lavonne Johnson Life Insurance Trust (LOC -
                 Federal Home Loan Bank of Atlanta)               0.14              6/01/2031          13,355
      8,870   Lynette J. Keane Insurance Trust (LOC - Wells
                 Fargo Bank, N.A.)                                0.14             10/01/2033           8,870
      5,565   Raymon Lee Ince Irrevocable Trust (LOC - Bank
                 of Oklahoma, N.A.)                               0.14              7/01/2033           5,565
      1,850   Ronald Ray Irrevocable Life Insurance Trust
                 (LOC - Federal Home Loan Bank of Atlanta)        0.14              8/01/2022           1,850
                                                                                                  -----------
                                                                                                       38,680
                                                                                                  -----------
              MARINE (0.1%)
      5,185   Washington Economic Dev. Finance Auth.
                 (LOC - Key Bank, N.A.)                           0.40              3/01/2037           5,185
                                                                                                  -----------
              MOVIES & ENTERTAINMENT (0.3%)
     14,110   Esplanade Theatres, LLC (LOC - Federal Home
                 Loan Bank of Dallas)                             0.25             11/01/2042          14,110
      2,500   Kenner Theatres, LLC (LOC - Federal Home
                 Loan Bank of Dallas)                             0.25              2/01/2042           2,500
                                                                                                  -----------
                                                                                                       16,610
                                                                                                  -----------
              MULTIFAMILY HOUSING (2.4%)
      8,240   Alabama Housing Finance Auth. (LOC - U.S.
                 Bank, N.A.)                                      0.16              4/01/2037           8,240
      8,750   Dallas Housing Finance Corp. (LIQ) (LOC -
                 Citigroup, Inc.) (a)                             1.00              9/01/2019           8,750
      4,820   Florida Housing Finance Corp. (LOC - SunTrust
                 Bank)                                            0.33              4/01/2034           4,820
      7,500   Gwinnett County Housing Auth. (LOC - SunTrust
                 Bank)                                            0.36              3/01/2041           7,500
      3,380   Montana Board of Housing (LIQ) (LOC -
                 Citigroup, Inc.) (a)                             1.00             10/01/2033           3,380
     10,000   Nebraska Investment Finance Auth. (LOC -
                 Citibank, N.A.)                                  0.16             10/01/2042          10,000
      4,785   Nevada Housing Division (LOC - Citibank, N.A.)      0.21             10/01/2035           4,785
     31,900   New York Housing Finance Agency (LOC -
                 Landesbank Hessen-Thuringen)                     0.12             11/01/2038          31,900
      3,730   New York Housing Finance Agency (LOC -
                 Citibank, N.A.)                                  0.11              5/01/2039           3,730
     24,150   New York Housing Finance Agency (LOC -
                 Landesbank Hessen-Thuringen)                     0.09              5/01/2041          24,150
      6,600   New York Housing Finance Agency (LOC -
                 Landesbank Hessen-Thuringen)                     0.09              5/01/2041           6,600
      4,360   New York Housing Finance Agency (LOC -
                 Landesbank Hessen-Thuringen)                     0.11             11/01/2044           4,360
      6,745   Southeast Texas Housing Finance Corp. (LIQ)
                 (LOC - Citigroup, Inc.) (a)                      1.00              6/01/2019           6,745
        990   Vermont Housing Finance Agency (LOC - Key
                 Bank, N.A.)                                      0.28              1/01/2038             990
        930   Washington Housing Finance Commission
                 (LOC - Mizuho Corporate Bank Ltd.)               0.24              6/15/2037             930
                                                                                                  -----------
                                                                                                      126,880
                                                                                                  -----------

================================================================================

11  | USAA Money Market Fund

================================================================================

PRINCIPAL
AMOUNT                                                            COUPON OR                             VALUE
(000)         SECURITY                                        DISCOUNT RATE         MATURITY            (000)
-------------------------------------------------------------------------------------------------------------
              MUNICIPAL FINANCE (0.0%)
$       700   Delaware Valley Regional Finance Auth. (LOC -
                 Bayerische Landesbank)                           0.30%            12/01/2020     $       700
                                                                                                  -----------
              NURSING/CCRC (2.8%)
     10,900   Alexandria IDA (LOC - Wells Fargo Bank, N.A.)       0.09             10/01/2035          10,900
      2,425   Berks County Municipal Auth. (LOC - Citizens
                 Bank of Pennsylvania)                            0.34              5/15/2022           2,425
      3,785   Butler County Hospital Auth. (LOC - Citizens
                 Bank of Pennsylvania)                            0.34             10/01/2042           3,785
      4,065   Harrisonburg IDA (LOC - Branch Banking &
                 Trust Co.)                                       0.12              4/01/2036           4,065
     26,185   Hempstead IDA (LIQ) (LOC - Deutsche Bank
                 A.G.) (a)                                        0.32             10/01/2045          26,185
      1,260   Indiana Finance Auth. (LOC - Federal Home
                 Loan Bank of Indianapolis)                       0.22              7/01/2029           1,260
     15,270   Islip IDA (LIQ) (LOC - Deutsche Bank A.G.) (a)      0.32             12/01/2029          15,270
     13,555   Jackson County EDC (LOC - Bank of America, N.A.)    0.10             11/01/2031          13,555
      1,145   Lynchburg Redevelopment & Housing Auth.
                 (LOC - Manufacturers & Traders Trust Co.)        0.50             12/01/2034           1,145
     64,995   Nassau County IDA (LIQ) (LOC - Deutsche
                 Bank A.G.) (a)                                   0.32             12/01/2033          64,995
        875   Roanoke County EDA (LOC - Branch Banking &
                 Trust Co.)                                       1.15             10/01/2028             875
                                                                                                  -----------
                                                                                                      144,460
                                                                                                  -----------
              OIL & GAS REFINING & MARKETING (0.2%)
      8,700   Port of Port Arthur Navigation District             0.33             12/01/2039           8,700
                                                                                                  -----------
              PACKAGED FOODS & MEAT (0.5%)
      3,355   Brewster Dairy, Inc. (LOC - Bank of Montreal)       0.16              4/03/2023           3,355
      2,200   Indiana Finance Auth. (LOC - Bank of America,
                 N.A.)                                            0.33             12/01/2027           2,200
      2,455   Lancaster IDA (LOC - Fulton Bank)                   1.20              6/01/2027           2,455
        530   Laurel County (LOC - Rabobank Nederland N.V.)       0.40              3/01/2015             530
      4,000   Michigan Strategic Fund Ltd. (LOC - AgriBank,
                 FCB)                                             0.17              6/01/2024           4,000
      7,500   Premier Mushrooms, Inc. (LOC - CoBank, ACB)         0.14             12/01/2037           7,500
      4,060   St. Tammany Parish (LOC - Federal Home Loan
                 Bank of Dallas)                                  0.20              7/01/2022           4,060
                                                                                                  -----------
                                                                                                       24,100
                                                                                                  -----------
              PAPER PACKAGING (0.0%)
        630   Washington Finance EDA (LOC - Wells Fargo
                 Bank, N.A.)                                      0.20              4/01/2033             630
                                                                                                  -----------
              PAPER PRODUCTS (0.1%)
        955   Jackson Paper Co. (LOC - Federal Home Loan
                 Bank of Atlanta)                                 0.20              4/01/2027             955
      5,600   Willacoochee Dev. Auth. (LOC - Federal Home
                 Loan Bank of Atlanta)                            0.22              5/01/2021           5,600
                                                                                                  -----------
                                                                                                        6,555
                                                                                                  -----------
              PERSONAL PRODUCTS (0.0%)
      1,680   Suffolk County IDA (LOC - Citibank, N.A.)           0.40             12/01/2019           1,680
                                                                                                  -----------

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

PRINCIPAL
AMOUNT                                                            COUPON OR                             VALUE
(000)         SECURITY                                        DISCOUNT RATE         MATURITY            (000)
-------------------------------------------------------------------------------------------------------------
              PHARMACEUTICALS (1.5%)
$     7,000   Montgomery County IDA (LOC - Landesbank
                 Hessen-Thuringen)                                0.26%             4/01/2022     $     7,000
     20,000   New Hampshire Business Finance Auth. (LOC -
                 Landesbank Hessen-Thuringen)                     0.26             11/01/2020          20,000
     19,500   New Hampshire Business Finance Auth. (LOC -
                 Landesbank Hessen-Thuringen)                     0.26              9/01/2025          19,500
     30,000   New Hampshire Business Finance Auth. (LOC -
                 Landesbank Hessen-Thuringen)                     0.26              4/01/2030          30,000
                                                                                                  -----------
                                                                                                       76,500
                                                                                                  -----------
              PUBLISHING (0.0%)
      1,840   Washington Economic Dev. Finance Auth.
                 (LOC - U.S. Bank, N.A.)                          0.28              1/01/2033           1,840
                                                                                                  -----------
              REAL ESTATE OPERATING COMPANIES (3.8%)
      3,415   Beaver Creek Enterprises, Inc. (LOC - PNC
                 Bank, N.A.)                                      0.16              3/02/2020           3,415
      2,825   Cain Capital Investments, LLC (LOC - Federal
                 Home Loan Bank of Cincinnati)                    0.32             10/01/2046           2,825
     31,935   Carew Realty, Inc. (LOC - Fifth Third Bank)         0.30              5/01/2037          31,935
     11,515   Delos, LLC (LOC - U.S. Bank, N.A.)                  0.42              3/01/2037          11,515
      4,680   East Hempfield IDA (LOC - Fulton Bank)              1.00             10/15/2026           4,680
      4,400   EMF, LLC (LOC - Comerica Bank, N.A.)                0.22              6/01/2042           4,400
      4,900   Forsyth County (LOC - Fifth Third Bank)             0.24              1/01/2037           4,900
      1,750   Fulton County Housing Auth. (LOC - Federal
                 Home Loan Bank of Atlanta)                       0.20              2/01/2041           1,750
      1,400   Icon Finance, LLC (LOC - Fifth Third Bank)          0.35              5/15/2026           1,400
        845   Indianapolis (LOC - RBS Citizens, N.A.)             0.30             11/01/2042             845
      1,840   Islip IDA (LOC - Citibank, N.A.)                    0.38             12/01/2020           1,840
      3,139   J Investments, LLC (LOC - Fifth Third Bank)         0.30             12/01/2055           3,139
      1,000   Kaylian, LLC (LOC - Fifth Third Bank)               0.35             12/01/2055           1,000
      6,640   Koar D' Iberville Center (LOC - Federal Home
                 Loan Bank of Dallas)                             0.14              1/01/2033           6,640
      5,180   Lodge Apartments Holdings, LLC (LOC - Mizuho
                 Corporate Bank Ltd.)                             0.17              3/01/2026           5,180
      4,000   Michigan Equity Group (LOC - Fifth Third Bank)      0.30             12/01/2034           4,000
      6,150   New York City Housing Dev. Corp. (LOC -
                 Landesbank Hessen-Thuringen)                     0.13             12/01/2036           6,150
      7,770   New York City Housing Dev. Corp. (LOC - RBS
                 Citizens, N.A.)                                  0.35              3/01/2048           7,770
     33,570   New York City Housing Dev. Corp. (LOC - RBS
                 Citizens, N.A.)                                  0.36              3/01/2048          33,570
      2,900   Pennsylvania Economic Dev. Financing Auth.
                 (LOC - PNC Bank, N.A.)                           0.14              4/01/2035           2,900
     16,800   Sugar Creek Finance Co., LLC (LOC - Northern
                 Trust Co.)                                       0.17              6/01/2042          16,800
     25,000   Sunroad Centrum Apartments 23, LP (LOC -
                 Comerica Bank, N.A.)                             0.18              8/01/2052          25,000
      3,565   Syracuse IDA (LOC - Key Bank, N.A.)                 0.28             10/01/2039           3,565
      2,849   TKBF, LLC (LOC - Fifth Third Bank)                  0.30              2/01/2108           2,849
     13,255   Willow Interests, LLC (LOC - Fifth Third Bank)      0.35              4/01/2025          13,255
                                                                                                  -----------
                                                                                                      201,323
                                                                                                  -----------
              REAL ESTATE TAX/FEE (0.1%)
      4,200   Jasper, Morgan, Newton, & Walton County
                 (LOC - JPMorgan Chase Bank, N.A.)                0.20             12/01/2020           4,200
                                                                                                  -----------

================================================================================

13  | USAA Money Market Fund

================================================================================

PRINCIPAL
AMOUNT                                                            COUPON OR                             VALUE
(000)         SECURITY                                        DISCOUNT RATE         MATURITY            (000)
-------------------------------------------------------------------------------------------------------------
              REGIONAL BANKS (0.0%)
$     2,400   Cobb County IDA (LOC - Federal Home Loan
                 Bank of Atlanta)                                 0.14%             2/01/2030     $     2,400
                                                                                                  -----------
              RESTAURANTS (0.2%)
      9,065   B.F. Ft. Myers, Inc. (LOC - Fifth Third Bank)       0.30             11/01/2017           9,065
                                                                                                  -----------
              SEMICONDUCTOR EQUIPMENT (0.2%)
     10,730   Saratoga County IDA (LOC - JPMorgan Chase
                 Bank, N.A.)                                      0.15             11/01/2021          10,730
                                                                                                  -----------
              SINGLE FAMILY HOUSING (0.1%)
      3,975   Montgomery County (LOC - PNC Bank, N.A.)            0.12              7/01/2039           3,975
                                                                                                  -----------
              SOLID WASTE DISPOSAL (0.1%)
      5,100   Calcasieu Parish IDB (LOC - JPMorgan Chase
                 Bank, N.A.)                                      0.17             12/01/2024           5,100
      1,200   Calcasieu Parish IDB (LOC - JPMorgan Chase
                 Bank, N.A.)                                      0.17              6/01/2025           1,200
                                                                                                  -----------
                                                                                                        6,300
                                                                                                  -----------
              SPECIAL ASSESSMENT/TAX/FEE (0.1%)
      3,200   Sheridan Redevelopment Agency (LOC -
                 JPMorgan Chase Bank, N.A.)                       0.27             12/01/2029           3,200
                                                                                                  -----------
              SPECIALIZED FINANCE (0.0%)
      1,719   Kalamazoo Funding Co., LLC (LOC - Fifth Third
                 Bank)                                            0.30             12/15/2026           1,719
                                                                                                  -----------
              SPECIALTY STORES (0.7%)
     34,225   Bass Pro Rossford Development Co., LLC
                 (LOC - Fifth Third Bank)                         0.35             11/01/2027          34,225
                                                                                                  -----------
              STEEL (0.8%)
     10,000   Illinois Finance Auth. (LOC - UniCredit Bank
                 A.G.)                                            2.25              2/01/2037          10,000
      6,000   Klein Steel Services, Inc. (LOC -
                 Manufacturers & Traders Trust Co.) (a)           0.50              8/01/2025           6,000
      1,955   Metaltec Steel Abrasive Co. (LOC - Comerica
                 Bank, N.A.)                                      0.22             11/01/2034           1,955
      2,500   Mississippi Business Finance Corp. (LOC -
                 Federal Home Loan Bank of Dallas)                0.14              7/01/2020           2,500
     20,000   SSAB AB (LOC - Swedbank AB)                         0.13              4/01/2034          20,000
                                                                                                  -----------
                                                                                                       40,455
                                                                                                  -----------
              TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (0.0%)
      1,535   Alameda County IDA (LOC - Bank of the West)         0.26             12/01/2040           1,535
                                                                                                  -----------
              TOLL ROADS (0.0%)
      2,300   New York State Thruway Auth. (LIQ) (a)              0.13              4/01/2015           2,300
                                                                                                  -----------
              WATER UTILITIES (0.1%)
      3,500   Beckley Water Co. (LOC - JPMorgan Chase
                 Bank, N.A.)                                      0.29             10/01/2016           3,500
                                                                                                  -----------

================================================================================

                                                  Portfolio of Investments |  14

================================================================================

PRINCIPAL
AMOUNT                                                            COUPON OR                             VALUE
(000)         SECURITY                                        DISCOUNT RATE         MATURITY            (000)
-------------------------------------------------------------------------------------------------------------
              WATER/SEWER UTILITY (0.2%)
$     5,500   Hesperia Public Financing Auth. (LOC - Bank of
                 the West)                                        0.20%             6/01/2026     $     5,500
      3,000   Indiana Finance Auth. (LOC - Fifth Third Bank)      0.24             12/01/2028           3,000
                                                                                                  -----------
                                                                                                        8,500
                                                                                                  -----------
              Total Variable-Rate Demand Notes (cost: $2,446,356)                                   2,446,356
                                                                                                  -----------
              ADJUSTABLE-RATE NOTES (4.8%)

              ASSET MANAGEMENT & CUSTODY BANKS (0.4%)
     20,000   Bank of New York Mellon                             0.50              7/28/2014          20,016
                                                                                                  -----------
              DIVERSIFIED BANKS (2.8%)
      5,404   Bank of America Corp.                               0.69              1/15/2015           5,413
     57,872   Citigroup, Inc.                                     0.52             11/05/2014          57,888
     25,107   JPMorgan Chase & Co.                                0.98              5/02/2014          25,108
     41,717   JPMorgan Chase & Co.                                0.68              4/23/2015          41,843
     16,250   Rabobank Nederland N.V.                             0.28              2/05/2015          16,251
                                                                                                  -----------
                                                                                                      146,503
                                                                                                  -----------
              GENERAL OBLIGATION (0.8%)
     45,000   Golden Empire Schools Financing Auth.               0.32              5/01/2015          45,000
                                                                                                  -----------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.8%)
     20,208   Bear Stearns Cos., LLC                              0.95             10/28/2014          20,273
     13,317   General Electric Capital Corp.                      0.49              9/15/2014          13,332
      7,200   General Electric Capital Corp.                      0.61              1/09/2015           7,221
                                                                                                  -----------
                                                                                                       40,826
                                                                                                  -----------
              Total Adjustable-Rate Notes (cost: $252,345)                                            252,345
                                                                                                  -----------

              TOTAL INVESTMENTS (COST: $5,324,604)                                                $ 5,324,604
                                                                                                  ===========

($ IN 000s)                                          VALUATION HIERARCHY
                                                     -------------------

                                         (LEVEL 1)        (LEVEL 2)        (LEVEL 3)
                                       QUOTED PRICES        OTHER        SIGNIFICANT
                                         IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                          MARKETS        OBSERVABLE         INPUTS
                                       FOR IDENTICAL       INPUTS
ASSETS                                     ASSETS                                                 TOTAL
-------------------------------------------------------------------------------------------------------
Fixed-Rate Instruments                 $          --     $ 1,434,661     $         --     $   1,434,661
Commercial Paper                                  --       1,176,242               --         1,176,242
PutBonds                                          --          15,000               --            15,000
Variable-Rate Demand Notes                        --       2,446,356               --         2,446,356
Adjustable-Rate Notes                             --         252,345               --           252,345
-------------------------------------------------------------------------------------------------------
Total                                  $          --     $ 5,324,604     $         --     $   5,324,604
-------------------------------------------------------------------------------------------------------

================================================================================

15  | USAA Money Market Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

April 30, 2014 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this quarterly report pertains only to the USAA Money Market Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Pursuant to Rule 2a-7 under the 1940 Act, securities in the Fund are valued at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

2. Repurchase agreements are valued at cost, which approximates market value.

3. Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith at fair value, using methods determined by USAA Asset Management Company (the Manager), an affiliate of the Fund, under procedures to stabilize net asset value (NAV) and valuation procedures approved by the Board of Trustees (the Board).

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

================================================================================

16  | USAA Money Market Fund

================================================================================

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments.

D. As of April 30, 2014, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $5,244,588,000 at April 30, 2014, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

CATEGORIES AND DEFINITIONS

FIXED-RATE INSTRUMENTS -- consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

COMMERCIAL PAPER -- unsecured promissory notes with maturities ranging from two to 270 days, issued mainly by the most creditworthy corporations. Commercial paper is usually purchased at a discount and matures at par value; however, it may also be interest-bearing.

PUT BONDS -- provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

VARIABLE-RATE DEMAND NOTES (VRDNs) -- provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

ADJUSTABLE-RATE NOTES -- similar to variable-rate demand notes in the fact that the interest rate is adjusted periodically to reflect current market conditions. These interest rates are adjusted at a given time, such as monthly or quarterly. However, these securities do not offer the right to sell the security at face value prior to maturity.

================================================================================

17  | USAA Money Market Fund

================================================================================

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

CSD      Central School District
EDA      Economic Development Authority
EDC      Economic Development Corp.
IDA      Industrial Development Authority/Agency
IDB      Industrial Development Board
IDC      Industrial Development Corp.

CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the values of the securities.

The Fund's investments consist of securities meeting the requirements to qualify at the time of purchase as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities rated in one of the two highest categories for short-term securities or, if not rated, of comparable quality at the time of purchase. The Manager also attempts to minimize credit risk in the Fund through rigorous internal credit research.

(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Citigroup, Inc., Deutsche Bank A.G., or JPMorgan Chase Bank, N.A.

(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

(NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from National Rural Utility Corp.

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

================================================================================

                                         Notes to Portfolio of Investments |  18

================================================================================

(b) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

================================================================================

19  | USAA Money Market Fund

ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended April 30, 2014

By:      /S/ DANIEL J. MAVICO
         --------------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:     06/24/2014
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     06/24/2014
         ------------------------------


By:      /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     06/24/2014
         ------------------------------